Related Party Transactions - Summary of Transactions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions
Revenues		$ (809,577)	$ (674,089)	$ (668,637)
Loss on disposal of non-current assets		1,100	572
General and administrative expenses		43,313	47,249	47,385
Voyage expenses and commissions		19,430	21,883	23,772
Net pool allocation				4,264
Egypt LNG Shipping Ltd / Associate
Transactions
Loss on disposal of non-current assets	$ 572
Egypt LNG Shipping Ltd / Associate | Vessel management services
Transactions
Revenues		(703)	(703)	(703)
Egypt LNG Shipping Ltd / Associate | Sale of office property
Transactions
Loss on disposal of non-current assets			572
Nea Dimitra Property | Office rent and utilities
Transactions
General and administrative expenses		593	478	411
Nea Dimitra Property | Office rent
Transactions
Financial costs and depreciation		780	669	642
Nea Dimitra Property | Other office services
Transactions
General and administrative expenses			1	1
Seres S.A. | Catering services
Transactions
General and administrative expenses		306	268	361
Seres S.A. | Consultancy services
Transactions
General and administrative expenses		$ 65	56	55
Chartwell Management Inc. | Travel expenses
Transactions
General and administrative expenses			23	284
Ceres Monaco S.A.M. | Travel expenses
Transactions
General and administrative expenses			1	13
Ceres Monaco S.A.M. | Professional services
Transactions
General and administrative expenses			144	144
The Cool Pool Limited / Joint venture
Transactions
Revenues				(45,253)
Voyage expenses and commissions				8,086
Net pool allocation				4,264
The Cool Pool Limited / Joint venture | Pool gross revenues
Transactions
Revenues				(45,253)
The Cool Pool Limited / Joint venture | Pool gross bunkers
Transactions
Voyage expenses and commissions				7,255
The Cool Pool Limited / Joint venture | Pool other voyage expenses
Transactions
Voyage expenses and commissions				831
The Cool Pool Limited / Joint venture | Adjustment for net pool allocation
Transactions
Net pool allocation				4,264
Ceres Shipping Ltd | Travel expenses
Transactions
General and administrative expenses			$ 1
Ceres Shipping Ltd | Professional services
Transactions
General and administrative expenses				$ 10